IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	2 days
Positive trading days	97.00%
Percentage of P&C deposits in total funding	75.00%		75.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (1,510)	$ (1,625)	$ (1,510)	$ (1,876)
Increase (decrease) to economic value of shareholders equity from prior period	(115)
NII Sensitivity	2,101	2,299	2,101	1,926
Increase (decrease) to net interest income from last period	(198)
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	329	143	329	277
Increase (decrease) to economic value of shareholders equity from prior period	186
NII Sensitivity	(927)	$ (934)	$ (927)	$ (872)
Increase (decrease) to net interest income from last period	$ (7)